Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended	18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2025
The Brown Capital Management International All Company Fund (Institutional Shares)
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,853		$ 10,058		$ 11,463		$ 11,382		$ 10,741		$ 15,148		$ 14,022		$ 12,649		$ 15,357		$ 14,560
The Brown Capital Management International All Company Fund (Investor Shares)
Account Value [Line Items]
Accumulated Value		10,000		9,856		10,015		11,380		11,268		10,609		14,931		13,785		12,399		15,038		14,213
The Brown Capital Management International Small Company Fund (Institutional Shares)
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,320		$ 11,993		$ 16,771		$ 17,364		$ 15,371		$ 26,363		$ 24,489		$ 22,211		$ 25,402		$ 25,904
The Brown Capital Management International Small Company Fund (Investor Shares)
Account Value [Line Items]
Accumulated Value	10,000		10,310		11,943		16,660		17,212		15,194		25,989		24,093		21,798		24,880		25,306
The Brown Capital Management Small Company Fund (Institutional Shares)
Account Value [Line Items]
Accumulated Value		10,000		9,834		12,293		15,585		17,343		15,892		25,683		22,543		17,771		19,552		17,886
The Brown Capital Management Small Company Fund (Investor Shares)
Account Value [Line Items]
Accumulated Value		10,000		9,813		12,243		15,491		17,203		15,732		25,375		22,226		17,501		19,218		17,547
MSCI EAFE® Index
Account Value [Line Items]
Accumulated Value	10,000	10,000	10,173	9,213	11,419	10,342	13,168	11,927	12,745	11,543	10,970	9,936	15,923	14,422	16,185	14,660	16,046	14,534	18,598	16,845	19,604	17,757
MSCI All Country World ex US Small Cap Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,612		$ 11,957		$ 14,471		$ 13,150		$ 10,410		$ 17,741		$ 17,819		$ 16,053		$ 18,196		$ 18,630
S&P 500® Index
Account Value [Line Items]
Accumulated Value		10,000		10,178		11,926		13,595		14,886		13,847		21,650		25,038		23,103		30,006		32,482
Russell 2000® Growth Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 8,816		$ 10,847		$ 12,868		$ 13,364		$ 10,880		$ 20,694		$ 17,728		$ 15,850		$ 19,075		$ 18,148